Condensed Consolidated Statements of Comprehensive Income (Unaudited) (Parentheticals) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Statement of Comprehensive Income [Abstract]
Actuarial gains (losses) for the period, tax expense (benefit)	$ (3)	$ (18)	$ (133)	$ (293)